Trade and other receivables	12 Months Ended
Dec. 31, 2017
Trade and other receivables
Trade and other receivables

15. Trade and other receivables

	As at December 31,
Thousands of euros	2017	2016	2015
Trade receivables	78	1,728	1,687
Other receivables	1,221	1,009	1,346
Recoverable taxes	605	582	1,346
Other	616	427	—

Total	1,299	2,737	3,033

The Company during the periods ended December 31, 2015, 2016 and 2017 had not doubtfull debts and consequently it did not recognized allowance for that purpose. The aging analysis of the Group’s trade receivables at year-end is as follows:

	As at December 31,
Thousands of euros	2017	2016	2015
Not past due	77	1,647	847
Up to three months	—	6	210
Three to 6 months	1	26	630
More than one year	—	49	—

Total	78	1,728	1,687

The movement in the allowance for doubtful debts is detailed below:

	As at December 31,
Thousands of euros	2017	2016	2015
Balance at January 1	—	—	87

Impairment losses reversed	—	—	(87)
Balance at December 31	—	—	—

How credit risk is managed is described in Note 5 of the consolidated financial statements.